Excess Participant Contributions Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Colony Bankcorp, Inc. 401(k) Plan
Excess Participant Contributions Payable
Excess contributions	$ 0	$ 0